SHARE BASED PAYMENTS (Schedule of Stock Option Activities) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of options
Outstanding as of January 1, 2015 | shares	14,853,764
Granted | shares	660,000
Exercised | shares	(4,453,232)
Forfeited | shares	(621,692)
Outstanding as of December 31, 2015 | shares	10,438,840
Options vested and expected to vest as of December 31, 2015 | shares	10,332,009
Options exercisable as of December 31, 2015 | shares	9,237,208
Weighted average exercise price per option
Outstanding at beginning of the year	$ 1.15
Granted	1.68
Exercised	1.20
Forfeited	1.38
Outstanding at end of the year	1.14
Options vested and expected to vest as of December 31, 2015	1.14
Options exercisable as of December 31, 2015	1.14
Weighted average grant-date fair value
Outstanding at the beginning of the year	1.18
Granted	1.16
Exercised	1.42
Forfeited	1.20
Outstanding at end of the year	1.07
Options vested and expected to vest as of December 31, 2015	1.07
Options exercisable as of December 31, 2015	$ 1.13
Weighted average remaining contractual terms
Outstanding at December 31, 2015	2 years 1 month 28 days
Options vested and expected to vest as of December 31, 2015	2 years 1 month 24 days
Options exercisable as of December 31, 2015	1 year 11 months 27 days
Aggregate intrinsic value
Outstanding at December 31, 2015 | $	$ 17,236
Options vested and expected to vest as of December 31, 2015 | $	17,056
Options exercisable as of December 31, 2015 | $	$ 15,262